Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-35624
Entity Registrant Name	CENTERSPACE
Entity Central Index Key	0000798359
Entity Incorporation, State or Country Code	ND
Entity Tax Identification Number	45-0311232
Entity Address, Address Line One	1324 20th Avenue SW
Entity Address, Address Line Two	Post Office Box 1988
Entity Address, City or Town	Minot
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58702-1988
City Area Code	701
Local Phone Number	837-4738
Title of 12(b) Security	Common Shares of Beneficial Interest, no par value
Trading Symbol	CSR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false